Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Credit Loss, Additional Improvements [Abstract]
Provision for doubtful accounts	$ 182,602		$ 353,657
Recovery for doubtful accounts		$ 68,359